Notes to the consolidated financial statements - Selling and distribution expenses (Details) - Operative Expenses [Member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes to the Consolidated Statements of Operations
Personnel	€ (113,422)	€ (99,924)	€ (94,655)
Maintenance and lease	(15,356)	(9,381)	(7,528)
Amortization and depreciation	(27,229)	(26,641)	(17,232)
Other	(8,170)	(17,064)	(14,415)
Total	(335,760)	(353,539)	(1,156,247)
Selling and distribution expenses
Notes to the Consolidated Statements of Operations
Personnel	(3,425)	(2,029)	(1,369)
Maintenance and lease	(45)	(35)	(1)
Amortization and depreciation	(18)	(336)	(86)
Other	(424)	(417)	(287)
Total	€ (3,912)	€ (2,817)	€ (1,743)